Basis of Presentation and General Information (Details Narrative)	12 Months Ended
Dec. 31, 2025
Shareholder information description	Euroseas’ shareholders received one share of common stock of Euroholdings for every two and a half shares of common stock of Euroseas they owned as of the Record Date
Latsis Family [Member]
Ownership percentage of euroseas shares	51.00%